UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
Aaa	12.44%
Aa1	0.76
Aa2	0.70
Aa3	0.42
A1	1.80
A2	1.67
A3	2.28
Baa1	4.16
Baa2	9.52
Baa3	11.24
Ba1	4.60
Ba2	4.11
Ba3	3.49
B1	3.28
B2	1.94
B3	2.97
CCC, CC, C	2.20
Equities	0.74
Not Rated	16.07
Short Term Investments	15.61
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,028.46	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76
Investor Class
Actual	$1,000.00	$1,027.64	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.89%
	ACC Trust(b)
	Series 2021-1 Class C
$ 632,889	2.08%, 12/20/2024	$ 623,510
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	969,895
1,085,000	ACHV ABS Trust(b) Series 2023-1PL Class B 6.80%, 03/18/2030	1,079,108
1,105,000	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	1,105,000
	Affirm Asset Securitization Trust(b)
	Series 2021-B Class C
100,000	1.40%, 08/17/2026	93,612
	Series 2022-A Class 1A
887,000	4.30%, 05/17/2027	863,183
455,000	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.16%, 01/17/2032 3-mo. SOFR + 1.17%	447,689
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
29,871	2.89%, 09/12/2025	29,826
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	187,283
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	770,985
	Series 2022-4 Class C
100,000	7.86%, 02/15/2029	101,670
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	708,458
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	321,466
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	78,624
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	503,450
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,731,983
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	445,367
1,750,000	Amur Equipment Finance Receivables XII LLC(b) Series 2023-1A Class A2 6.09%, 12/20/2029	1,751,619
1,204,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,185,912
	Aqua Finance Trust(b)
	Series 2019-A Class A
183,145	3.14%, 07/16/2040	170,997
	Series 2019-A Class C
855,692	4.01%, 07/16/2040	752,624
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-AA Class D
$ 620,000	7.15%, 07/17/2046	$ 527,205
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	89,674
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	809,848
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class D
715,000	4.03%, 07/15/2026	710,390
	Series 2021-1 Class E
345,000	3.39%, 04/17/2028	312,758
	Series 2023-1 Class A
925,098	6.63%, 07/15/2026	921,016
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	101,880
	Series 2019-2A Class D
1,607,000	3.04%, 09/22/2025	1,495,259
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	97,291
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	448,383
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	188,468
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	134,842
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	136,529
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	549,417
	Business Jet Securities LLC(b)
	Series 2020-1A Class A
41,522	2.98%, 11/15/2035	39,230
	Series 2021-1A Class B
62,048	2.92%, 04/15/2036	54,937
900,000	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	889,981
850,425	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	723,861
352,475	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	306,856
330,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2016-4A Class A2R 6.70%, 10/20/2027 3-mo. LIBOR + 1.45%	326,725
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	317,522
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	233,832

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-3 Class D
$ 200,000	2.53%, 01/15/2027	$ 192,036
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	162,840
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	90,302
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,101,248
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	799,388
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	114,597
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	902,836
1,000,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,001,122
307,050	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	266,452
163,282	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	139,128
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
86,401	2.92%, 07/25/2051	76,920
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	83,826
127,053	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	112,154
	Conn's Receivables Funding LLC(b)
	Series 2021-A Class B
106,755	2.87%, 05/15/2026	106,536
	Series 2022-A Class B
800,000	9.52%, 12/15/2026	801,582
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
187,688	2.71%, 10/15/2052	176,890
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	123,481
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	196,997
	Series 2020-2 Class C
100,000	4.76%, 05/15/2052(d)	92,243
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	85,735
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	161,047
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	84,964
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
$ 250,000	2.73%, 11/15/2029	$ 246,616
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	279,101
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	232,072
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	230,638
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
156,337	4.03%, 11/20/2047	142,879
	Series 2019-1A Class A23
259,875	4.35%, 05/20/2049	237,199
	Series 2021-1A Class A2II
472,800	2.49%, 11/20/2051	399,708
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
96,456	1.37%, 01/22/2024	96,188
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	104,736
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	584,680
220,177	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	199,845
1,620,000	Discover Card Execution Note Trust Series 2023-A2 Class A 4.93%, 06/15/2028	1,612,849
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
326,887	4.12%, 07/25/2047	300,855
	Series 2018-1A Class A2II
66,850	4.33%, 07/25/2048	62,433
	Series 2019-1A Class A2
332,820	3.67%, 10/25/2049	290,811
	Series 2021-1A Class A2I
779,100	2.66%, 04/25/2051	660,456
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
70,778	2.96%, 04/15/2025	70,229
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	144,343
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	509,052
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,077,333
137,060	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	125,250

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 108,031	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	$ 93,908
58,999	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	51,507
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
134,144	2.54%, 03/25/2044	121,235
	Series 2021-A Class B
77,889	2.09%, 12/26/2046(d)	64,975
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
61,441	4.13%, 12/16/2024(b)	61,359
	Series 2019-4A Class D
485,816	2.58%, 09/15/2025(b)	478,182
	Series 2020-2A Class D
282,166	4.73%, 04/15/2026(b)	280,275
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	95,188
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	109,939
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	201,588
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,174,788
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	752,644
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
120,000	2.80%, 12/15/2025	118,803
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	184,529
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	150,253
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	245,315
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	181,333
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	91,485
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	693,346
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	871,588
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	286,168
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	154,160
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	119,582
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	187,018
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
$ 210,000	2.86%, 12/15/2025	$ 205,248
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	372,898
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	615,690
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	222,471
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	188,112
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	211,804
	Freedom Financial Trust(b)
	Series 2021-2 Class C
65,371	1.94%, 06/19/2028	64,414
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	236,826
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	153,174
360,000	GITSIT Mortgage Loan Trust(b)(d) Series 2023-NPL1 Class A1 8.35%, 05/25/2053	358,593
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
196,854	2.72%, 11/17/2025	194,455
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,639,348
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	909,244
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	320,052
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	759,478
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	152,153
900,000	GLS Auto Select Receivables Trust(b) Series 2023-1A Class B 6.09%, 03/15/2029	892,244
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	99,398
900,000	GoldentTree Loan Management US 1 Ltd(b)(c) Series 2021-9A Class A 6.32%, 01/20/2033 3-mo. LIBOR + 1.07%	886,900
1,145,625	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	975,027
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	723,781

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1A Class D
$ 655,000	4.85%, 06/25/2026	$ 605,462
	Series 2022-3A Class D
400,000	6.31%, 03/25/2025	393,065
	Series 2023-2A Class D
305,000	9.40%, 09/25/2029	307,540
1,175,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	1,111,387
934,513	Hilton Grand Vacations Trust(b) Series 2022-2A Class C 5.57%, 01/25/2037	892,817
429,562	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	392,843
	Home Partners of America Trust(b)
	Series 2019-1 Class D
158,466	3.41%, 09/17/2039	139,249
	Series 2019-2 Class D
124,519	3.12%, 10/19/2039	107,294
	Series 2021-1 Class E
86,421	2.58%, 09/17/2041	70,492
513,235	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	405,456
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	870,232
	HPEFS Equipment Trust(b)
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	144,836
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	153,475
636,192	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	583,173
58,079	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	56,290
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
1,080,308	5.21%, 06/15/2027	1,067,678
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,108,724
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	696,689
227,469	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	203,217
	Lendbuzz Securitization Trust(b)
	Series 2022-1A Class A
672,521	4.22%, 05/17/2027	651,970
	Series 2023-2A Class A2
709,000	7.09%, 10/16/2028	704,346
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 860,000	Lobel Automobile Receivables Trust(b) Series 2023-1 Class B 7.05%, 09/15/2028	$ 845,018
344,007	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	306,885
685,575	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	591,151
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
163,594	2.96%, 07/20/2032	162,415
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	740,366
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	94,152
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	131,944
1,115,000	Mercury Financial Credit Card Master Trust(b) Series 2023-1A Class A 8.04%, 09/20/2027	1,113,639
66,500	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	58,790
	MVW Owner Trust(b)
	Series 2019-1A Class C
21,165	3.33%, 11/20/2036	19,848
	Series 2021-2A Class C
445,315	2.23%, 05/20/2039	393,158
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	80,353
	Series 2020-HA Class A
40,043	1.31%, 01/15/2069	36,178
	Series 2021-A Class A
160,016	0.84%, 05/15/2069	138,801
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	76,695
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	170,056
694,750	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	592,529
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
94,608	3.57%, 03/14/2033	93,210
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	288,238
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	316,756
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	214,307

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-S1 Class D
$ 270,000	5.20%, 05/14/2035	$ 246,378
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
190,500	4.67%, 09/05/2048	181,702
	Series 2019-1A Class A2
323,275	3.86%, 12/05/2049	273,915
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	227,711
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	423,444
	Progress Residential Trust(b)
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	261,474
	Series 2020-SFR1 Class A
895,989	1.73%, 04/17/2037	831,571
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	130,124
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	705,553
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	301,998
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	108,343
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	91,407
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	86,348
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,266
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	123,785
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	85,221
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	159,449
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	85,849
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	164,308
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	79,259
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	81,566
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	948,429
645,000	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.48%, 05/20/2031 3-mo. LIBOR + 1.10%	637,739
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
30,240	2.68%, 10/15/2025	30,186
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1 Class C
$ 33,293	4.11%, 12/15/2025	$ 33,142
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	198,697
	Series 2020-2 Class D
73,239	2.22%, 09/15/2026	71,927
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	119,427
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	205,407
109,618	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	92,150
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
56,830	3.12%, 05/20/2036	54,570
	Series 2019-3A Class C
37,726	3.00%, 08/20/2036	35,188
	Series 2021-1A Class C
32,719	1.79%, 11/20/2037	29,991
350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.42%, 04/17/2034 3-mo. LIBOR + 1.16%	343,404
590,625	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	506,532
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	95,187
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	89,929
	Series 2019-B Class A2A
480,477	2.84%, 06/15/2037	447,238
	Series 2020-A Class A2A
60,784	2.23%, 09/15/2037	55,713
	Series 2021-A Class A2A2
139,462	5.92%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	136,026
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	157,527
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	91,763
100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	91,735
392,953	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	334,637
	Taco Bell Funding LLC(b)
	Series 2016-1A Class A23
535,800	4.97%, 05/25/2046	514,781

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class A2II
$ 595,925	2.29%, 08/25/2051	$ 489,255
299,931	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	247,927
1,119,000	Tricolor Auto Securitization Trust(b) Series 2023-1A Class C 7.24%, 02/16/2027	1,113,357
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,602,456
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	105,887
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	204,700
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	756,595
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	190,689
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	435,771
1,112,000	United Auto Credit Securitization Trust(b) Series 2023-1 Class C 6.28%, 07/10/2028	1,100,383
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
46,753	2.29%, 12/26/2050	44,793
	Series 2021-NPL3 Class A1
296,141	1.74%, 05/25/2051	274,145
	Series 2021-NPL4 Class A1
587,735	1.87%, 08/25/2051	544,029
	Series 2021-NPL5 Class A1
381,016	1.87%, 08/25/2051	345,032
	Series 2021-NPL6 Class A1
621,977	1.92%, 09/25/2051	563,562
305,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.36%, 04/15/2032 3-mo. LIBOR + 1.10%	300,732
1,100,000	VFI LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	1,038,356
122,502	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	110,632
327,129	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	295,714
280,588	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	257,831
185,258	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	173,411
441,179	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	401,821
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 321,754	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	$ 255,807
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
127,575	3.88%, 03/15/2048	115,448
	Series 2021-1A Class A2I
333,200	2.37%, 06/15/2051	275,535
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	738,628
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	319,630
	Series 2023-1A Class C
1,400,000	5.74%, 08/15/2028	1,381,531
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	154,615
TOTAL ASSET-BACKED SECURITIES — 12.89% (Cost $101,911,810)		$ 95,794,232
BANK LOANS
565,581	Agiliti Health Inc(c) 8.16%, 05/01/2030 1-mo. SOFR + 3.02%	562,400
725,000	AlixPartners LLP(c) 7.97%, 02/04/2028 1-mo. LIBOR + 2.75%	722,152
271,710	Alliance Laundry Systems LLC(c) 8.56%, 10/08/2027 1-mo. SOFR + 3.42%	270,691
248,750	Amentum Government Services Holdings LLC(c) 9.15%, 02/15/2029 1-mo. SOFR + 4.01%	244,397
458,025	American Axle & Manufacturing Inc(c) 8.44%, 12/13/2029 6-mo. SOFR + 3.05%	456,307
583	Anchor Glass Container Corp(c) 7.91%, 12/07/2023 3-mo. LIBOR + 2.37%	444
254,242	Apex Group Treasury Ltd(c) 9.07%, 07/27/2028 3-mo. LIBOR + 3.52%	250,746
	Applied Systems Inc(c)
265,000	9.40%,09/18/2026 3-mo. SOFR + 4.13%	265,199
375,896	11.99%,09/17/2027 3-mo. SOFR + 6.72%	375,739
	Arcline FM Holdings LLC(c)
360,749	9.91%,06/23/2028 3-mo. LIBOR + 4.36%	350,828
140,000	13.41%,06/25/2029 3-mo. LIBOR + 7.86%	127,400

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 846	Aruba Investments Holdings LLC(c) 9.18%, 10/28/2027 1-mo. LIBOR + 3.96%	$ 816
567,121	Ascend Learning LLC(c) 8.75%, 12/11/2028 1-mo. SOFR + 3.61%	533,803
355,177	Asurion LLC(c) 8.79%, 07/31/2027 3-mo. LIBOR + 3.24%	336,864
314,840	Blackhawk Network Holdings Inc(c) 8.26%, 06/15/2025 3-mo. SOFR + 2.99%	311,823
690,834	BrightView Landscapes LLC(c) 8.30%, 04/20/2029 3-mo. SOFR + 3.03%	681,335
737,022	Brookfield WEC Holdings Inc(c) 7.94%, 08/01/2025 1-mo. LIBOR + 2.72%	734,351
816,375	Brown Group Holding LLC(c) 7.75%, 06/07/2028 1-mo. SOFR + 2.61%	803,619
204,488	Caesars Entertainment Inc(c) 8.45%, 02/06/2030 1-mo. SOFR + 3.31%	204,257
568,467	Carlisle Foodservice Products Inc(c) 8.15%, 03/20/2025 1-mo. LIBOR + 2.93%	534,359
	Carnival Corp(c)
296,400	8.22%,06/30/2025 1-mo. SOFR + 3.08%	295,751
140,000	8.44%,10/18/2028 1-mo. LIBOR + 3.22%	138,600
522,375	Castlelake Aviation One Designated Activity Co(c) 8.00%, 10/22/2027 3-mo. SOFR + 2.73%	519,483
735,000	CCC Intelligent Solutions Inc(c) 7.84%, 09/21/2028 1-mo. LIBOR + 2.62%	732,244
659,125	CDK Global Inc(c) 9.49%, 07/06/2029 3-mo. SOFR + 4.22%	656,803
478,000	Chariot Buyer LLC(c) 8.91%, 11/03/2028 1-mo. LIBOR + 3.69%	466,548
285,000	Chart Industries(c) 8.94%, 03/15/2030 1-mo. SOFR + 3.80%	284,109
664,582	CHG Healthcare Services(c) 8.40%, 09/29/2028 1-mo. LIBOR + 3.18%	660,521
385,000	Cincinnati Bell Inc(c) 8.32%, 11/22/2028 1-mo. SOFR + 3.18%	368,156
505,000	Clarios Global LP(c) 8.85%, 05/06/2030 1-mo. SOFR + 3.71%	502,791
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 375,000	Clydesdale Acquisition Holdings Inc(c) 9.44%, 04/13/2029 1-mo. LIBOR + 4.22%	$ 368,762
254,467	ConnectWise LLC(c) 8.69%, 09/29/2028 1-mo. LIBOR + 3.47%	247,310
558,597	Del Monte Food Inc(c) 9.44%, 05/16/2029 1-mo. SOFR + 4.30%	540,442
637,840	DirectV Financing LLC(c) 10.15%, 08/02/2027 1-mo. LIBOR + 4.93%	623,034
337,500	DS Parent Inc(c) 11.34%, 12/08/2028 3-mo. SOFR + 6.07%	327,375
288,385	Dun & Bradstreet Corp(c) 8.43%, 02/06/2026 1-mo. SOFR + 3.29%	288,540
253,500	DXP Enterprises Inc(c) 10.44%, 12/23/2027 3-mo. SOFR + 5.17%	253,817
354,157	ECL Entertainment LLC(c) 12.72%, 05/01/2028 1-mo. SOFR + 7.58%	355,928
	Ensemble RCM LLC(c)
35,000	8.85%,08/01/2026 1-mo. SOFR + 3.71%	34,825
35,000	8.91%,08/03/2026 1-mo. LIBOR + 3.69%	34,927
55,000	Entain PLC(c) 8.60%, 10/31/2029 1-mo. SOFR + 3.46%	54,753
328,613	Epicor Software Corp(c) 8.47%, 07/30/2027 1-mo. SOFR + 3.33%	324,186
607,454	Filtration Group Corp(c) 8.72%, 10/21/2028 1-mo. SOFR + 3.58%	604,569
575,659	Finastra USA Inc(c) 8.65%, 06/13/2024 1-mo. LIBOR + 3.43%	552,183
525,000	Fortrea Holdings Inc(c) 8.94%, 06/12/2030 1-mo. SOFR + 3.80%	524,344
570,000	Freeport LNG Investments LLP(c) 9.01%, 12/21/2028 3-mo. LIBOR + 3.47%	558,244
756,256	Froneri US Inc(c) 7.45%, 01/29/2027 1-mo. LIBOR + 2.23%	751,411
358,918	Gainwell Acquisition Corp(c) 9.00%, 10/01/2027 3-mo. SOFR + 3.73%	352,637
560,000	Garda World Security Corp(c) 9.43%, 10/30/2026 1-mo. SOFR + 4.29%	556,220
750,000	Gates Global LLC(c) 7.94%, 03/31/2027 1-mo. SOFR + 2.80%	745,219

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Generation Bridge II LLC(c)
$ 18,635	10.22%,02/23/2029 1-mo. SOFR + 5.08%	$ 18,573
157,116	10.27%,02/23/2029 1-mo. SOFR + 5.13%	156,592
149,751	Grab Holdings Inc(c) 9.70%, 01/29/2026 1-mo. LIBOR + 4.48%	149,329
355,230	Hamilton Projects Acquiror LLC(c) 9.66%, 06/17/2027 3-mo. LIBOR + 4.11%	350,346
205,000	Hub International Ltd(c) 9.41%, 06/08/2030 1-mo. SOFR + 4.27%	205,233
274,866	Hunter Holdco 3 Ltd(c) 9.59%, 08/19/2028 3-mo. LIBOR + 4.04%	272,804
364,498	Hyland Software Inc(c) 8.69%, 07/01/2024 1-mo. LIBOR + 3.47%	360,701
495,000	Indicor LLC(c) 9.40%, 11/22/2029 3-mo. SOFR + 4.13%	492,628
387,746	Ineos US Finance LLC(c) 9.00%, 11/08/2027 1-mo. SOFR + 3.86%	387,382
298,897	J&J Ventures Gaming LLC(c) 9.16%, 04/26/2028 3-mo. LIBOR + 3.61%	295,161
548,134	Kestrel Bidco Inc(c) 8.25%, 12/11/2026 3-mo. SOFR + 2.98%	531,119
550,000	Klockner Pentaplast of America Inc(c) 9.97%, 02/12/2026 1-mo. LIBOR + 4.75%	521,583
630,000	Kronos Acquisition Holdings Inc(c) 8.91%, 12/22/2026 3-mo. LIBOR + 3.37%	613,778
440,000	KUEHG Corp(c) 10.31%, 05/23/2030 1-mo. SOFR + 5.16%	435,050
565,000	Madison IAQ LLC(c) 8.66%, 06/21/2028 1-mo. LIBOR + 3.44%	549,463
300,000	Mauser Packaging Solutions Holding Co(c) 9.16%, 08/14/2026 1-mo. SOFR + 4.02%	298,922
322,585	McGraw-Hill Education Inc(c) 9.90%, 07/28/2028 1-mo. LIBOR + 4.68%	301,214
306,814	Medallion Midland Acquisition LLC(c) 9.25%, 10/18/2028 3-mo. SOFR + 3.98%	304,193
741,247	Medline Borrower LP(c) 8.40%, 10/23/2028 1-mo. LIBOR + 3.18%	732,246
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 364,000	Mileage Plus Holdings Inc(c) 10.76%, 06/21/2027 3-mo. LIBOR + 5.21%	$ 377,878
285,650	NAB Holdings LLC(c) 8.39%, 11/23/2028 3-mo. SOFR + 3.12%	282,794
557,186	Naked Juice LLC(c) 8.45%, 01/24/2029 1-mo. SOFR + 3.31%	517,685
400,000	Neptune Bidco US Inc(c) 10.00%, 04/11/2029 3-mo. SOFR + 4.73%	350,833
358,200	OpenText Corp(c) 8.75%, 01/31/2030 1-mo. SOFR + 3.61%	358,776
608,047	Oryx Midstream Services Permian Basin LLC(c) 8.54%, 10/05/2028 1-mo. SOFR + 3.40%	606,653
252,285	Packaging Coordinators Midco Inc(c) 8.66%, 11/30/2027 1-mo. LIBOR + 3.44%	250,314
262,280	PAI Holdco Inc(c) 9.02%, 10/28/2027 3-mo. LIBOR + 3.47%	243,265
1,194	Peabody Energy Corp(c) 8.28%, 03/31/2025 3-mo. LIBOR + 2.73%	1,173
659,275	Pegasus BidCo(c) 9.34%, 07/12/2029 3-mo. SOFR + 4.07%	654,330
645,271	Peraton Corp(c) 8.95%, 02/01/2028 1-mo. SOFR + 3.81%	632,712
244,845	PetsMart LLC(c) 8.95%, 02/11/2028 1-mo. SOFR + 3.81%	244,437
505,230	Phoenix Guarantor Inc(c) 8.97%, 03/05/2026 1-mo. SOFR + 3.83%	498,142
259,872	Phoenix Newco Inc(c) 8.40%, 11/15/2028 1-mo. LIBOR + 3.18%	257,505
750,000	Pike Corp(c) 8.38%, 01/21/2028 1-mo. LIBOR + 3.16%	746,420
744	Playa Resorts Holding(c) 7.97%, 04/29/2024 1-mo. LIBOR + 2.75%	743
308,993	Pods LLC(c) 8.27%, 03/31/2028 1-mo. SOFR + 3.13%	301,912
315,646	Project Ruby Ultimate Parent Corp(c) 8.35%, 03/10/2028 1-mo. SOFR + 3.21%	307,529
255,385	Proofpoint Inc(c) 8.40%, 08/31/2028 1-mo. LIBOR + 3.18%	249,497
399,938	Quikrete Holdings Inc(c) 8.22%, 03/19/2029 1-mo. SOFR + 3.08%	399,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 159,600	Raptor Acquisition Corp(c) 9.52%, 11/01/2026 3-mo. LIBOR + 3.97%	$ 159,134
286,694	Realpage Inc(c) 8.15%, 04/24/2028 1-mo. LIBOR + 2.93%	279,885
263,530	Rising Tide Holdings Inc(c) 10.26%, 06/01/2028 3-mo. SOFR + 4.99%	156,801
473,699	Safe Fleet Holdings LLC(c) 8.93%, 02/23/2029 1-mo. SOFR + 3.79%	472,811
530,000	Scientific Games Holdings LP(c) 8.72%, 04/04/2029 1-mo. LIBOR + 3.50%	522,961
493,763	Sedgwick Claims Management Services Inc(c) 8.85%, 02/24/2028 1-mo. SOFR + 3.71%	489,982
688,443	Shearers Foods LLC(c) 8.72%, 09/23/2027 1-mo. SOFR + 3.58%	678,239
368,300	Sophia LP(c) 9.04%, 10/07/2027 3-mo. LIBOR + 3.49%	364,065
220,000	Sotera Health Holdings LLC(c) 8.82%, 12/11/2026 3-mo. SOFR + 3.55%	219,725
329,283	Spectrum Holdings III Corp(c) 8.83%, 01/31/2025 1-mo. LIBOR + 3.61%	325,990
	SRS Distribution Inc(c)
54,450	8.60%,06/02/2028 1-mo. SOFR + 3.46%	53,180
605,838	8.69%,06/02/2028 1-mo. LIBOR + 3.47%	591,828
301,955	St. George's University Scholastic Services LLC(c) 8.50%, 02/10/2029 1-mo. SOFR + 3.36%	299,219
306,105	Star US Bidco LLC(c) 9.35%, 03/17/2027 1-mo. SOFR + 4.21%	299,983
599,488	Sunshine Luxembourg VII SARL(c) 9.09%, 10/01/2026 3-mo. SOFR + 3.82%	595,491
400,000	Sweetwater Borrower LLC(c) 9.96%, 08/07/2028 1-mo. LIBOR + 4.74%	378,000
205,000	TMF Group Holdco B.V.(c) 10.10%, 05/05/2028 1-mo. SOFR + 4.96%	204,488
541,747	Traverse Midstream Partners LLC(c) 8.94%, 02/16/2028 1-mo. SOFR + 3.80%	537,007
695,600	TricorBraun Inc(c) 8.47%, 03/03/2028 1-mo. SOFR + 3.33%	676,719
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 578,474	Trinseo Materials Operating SCA(c) 7.54%, 09/06/2024 3-mo. LIBOR + 1.99%	$ 554,922
267,649	Triton Water Holdings Inc(c) 8.66%, 03/31/2028 3-mo. LIBOR + 3.11%	258,549
1,044,325	Uber Technologies Inc(c) 8.00%, 03/03/2030 3-mo. SOFR + 2.73%	1,043,455
688,679	UFC Holdings LLC(c) 8.05%, 04/29/2026 3-mo. LIBOR + 2.50%	687,627
	UKG Inc(c)
23,920	8.27%,05/04/2026 3-mo. SOFR + 3.00%	23,449
25,000	10.47%,05/03/2027 3-mo. LIBOR + 4.92%	24,109
705,000	Univision Communications Inc(c) 8.66%, 03/15/2026 1-mo. LIBOR + 3.44%	704,706
374,850	Upstream Newco Inc(c) 9.41%, 11/20/2026 3-mo. SOFR + 4.14%	332,679
493,577	Viant Medical Holdings Inc(c) 8.94%, 07/02/2025 1-mo. LIBOR + 3.72%	477,659
366,036	Weld North Education LLC(c) 8.97%, 12/21/2027 1-mo. SOFR + 3.83%	358,372
312,365	William Morris Endeavor Entertainment LLC(c) 7.91%, 05/18/2025 1-mo. LIBOR + 2.69%	311,271
465,000	Windsor Holdings III LLC(c) 4.88%, 06/21/2030 3-mo. SOFR + (0.39)%	457,250
474,167	Zep Inc(c) 9.16%, 08/12/2024 3-mo. LIBOR + 3.61%	403,042
TOTAL BANK LOANS — 6.42% (Cost $47,971,362)		$ 47,692,650
CORPORATE BONDS AND NOTES
Basic Materials — 1.85%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030(f)	511,427
400,000	2.88%, 03/17/2031	330,263
645,000	5.50%, 05/02/2033	630,161
	ArcelorMittal SA
915,000	6.80%, 11/29/2032	939,391
590,000	6.75%, 03/01/2041	600,439
525,000	Ashland LLC(b) 3.38%, 09/01/2031	419,338
895,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	646,127
455,000	ATI Inc 5.88%, 12/01/2027	440,334

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 715,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	$ 638,678
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	515,440
400,000	5.88%, 01/31/2050	323,226
	Celanese US Holdings LLC
215,000	6.33%, 07/15/2029	213,520
160,000	6.38%, 07/15/2032(f)	161,388
516,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	521,462
	First Quantum Minerals Ltd(b)
1,415,000	7.50%, 04/01/2025	1,413,239
200,000	6.88%, 03/01/2026	196,881
285,000	6.88%, 10/15/2027(f)	278,017
885,000	FMG Resources Pty Ltd(b) 5.88%, 04/15/2030	842,745
	Glencore Funding LLC(b)
1,495,000	4.88%, 03/12/2029	1,439,260
1,105,000	5.70%, 05/08/2033	1,096,354
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	144,499
165,000	Novelis Corp(b) 4.75%, 01/30/2030	146,637
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	473,651
652,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	594,260
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	78,088
165,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	135,184
		13,730,009
Communications — 5.26%
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	199,871
200,000	Altice France SA(b) 5.13%, 01/15/2029	142,579
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	165,500
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	54,246
1,168,000	4.75%, 03/01/2030	998,738
554,000	4.50%, 08/15/2030	461,311
465,000	4.25%, 02/01/2031	376,171
1,260,000	4.75%, 02/01/2032	1,027,505
585,000	4.25%, 01/15/2034	442,124
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	362,097
90,000	2.30%, 02/01/2032(f)	68,130
115,000	4.40%, 04/01/2033	100,942
765,000	5.13%, 07/01/2049	601,843
2,220,000	4.80%, 03/01/2050	1,674,987
695,000	4.40%, 12/01/2061	469,160
870,000	3.95%, 06/30/2062	535,254
Principal Amount(a)		Fair Value
Communications — (continued)
	CommScope Inc(b)
$ 500,000	7.13%, 07/01/2028	$ 355,000
490,000	4.75%, 09/01/2029	386,316
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	149,654
	CSC Holdings LLC
430,000	5.25%, 06/01/2024	399,918
480,000	5.38%, 02/01/2028(b)	385,700
1,105,000	7.50%, 04/01/2028(b)	629,820
200,000	4.13%, 12/01/2030(b)	139,905
2,435,000	4.63%, 12/01/2030(b)	1,083,422
1,400,000	3.38%, 02/15/2031(b)(f)	947,647
400,000	4.50%, 11/15/2031(b)	278,886
890,000	CT Trust(b) 5.13%, 02/03/2032	714,310
	DISH DBS Corp
380,000	5.88%, 11/15/2024	332,354
923,000	7.75%, 07/01/2026	565,767
2,330,000	5.25%, 12/01/2026(b)	1,869,062
1,290,000	5.75%, 12/01/2028(b)	959,481
495,000	5.13%, 06/01/2029	229,851
	Expedia Group Inc
990,000	3.25%, 02/15/2030	861,647
1,450,000	2.95%, 03/15/2031(f)	1,221,851
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	514,106
935,000	Gray Television Inc(b)(f) 7.00%, 05/15/2027	797,695
	iHeartCommunications Inc(b)
770,000	5.25%, 08/15/2027	588,819
535,000	4.75%, 01/15/2028(f)	403,329
	Lamar Media Corp
70,000	3.75%, 02/15/2028	63,717
70,000	4.00%, 02/15/2030	61,246
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	62,622
567,000	3.63%, 01/15/2029	340,061
420,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	309,135
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	319,536
1,485,000	5.38%, 11/15/2029(b)	1,490,500
1,215,000	4.88%, 06/15/2030(b)(f)	1,195,674
190,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	171,391
	SoftBank Group Corp
400,000	4.63%, 07/06/2028	343,560
200,000	5.25%, 07/06/2031	171,571
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,200
1,355,000	8.75%, 03/15/2032	1,637,662
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	141,905
770,000	Telecomunicaciones Digitales SA(b) 4.50%, 01/30/2030	654,448

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Time Warner Cable LLC
$ 35,000	5.88%, 11/15/2040	$ 30,875
235,000	5.50%, 09/01/2041	195,505
245,000	4.50%, 09/15/2042	183,258
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	672,771
755,000	3.88%, 04/15/2030	695,558
2,350,000	3.50%, 04/15/2031	2,073,636
195,000	2.70%, 03/15/2032	161,076
847,000	5.05%, 07/15/2033	831,668
	Uber Technologies Inc(b)
595,000	8.00%, 11/01/2026	606,372
600,000	7.50%, 09/15/2027	613,712
3,140,000	4.50%, 08/15/2029(f)	2,890,050
678,000	ViaSat Inc(b) 5.63%, 09/15/2025	656,975
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	378,145
705,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	567,783
		39,089,610
Consumer, Cyclical — 3.96%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	109,701
210,000	4.38%, 01/15/2028	193,866
475,000	4.00%, 10/15/2030	406,520
1,406,247	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,351,767
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	375,923
	American Airlines Pass Through Trust
	Series 2016-1 Class B
590,289	5.25%, 01/15/2024	581,414
	Series 2017-2 Class B
254,651	3.70%, 10/15/2025	239,248
	Series 2016-3 Class B
734,864	3.75%, 10/15/2025	671,355
140,000	AutoNation Inc 4.75%, 06/01/2030	130,901
697,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	609,875
211,597	British Airways Pass Through Trust(b) Series 2019-1 Class A Pass 3.35%, 06/15/2029	183,216
	Carnival Corp(b)
745,000	5.75%, 03/01/2027	685,840
255,000	6.00%, 05/01/2029	227,673
515,000	Churchill Downs Inc(b) 6.75%, 05/01/2031	509,206
	Clarios Global LP / Clarios US Finance Co(b)
477,000	8.50%, 05/15/2027	477,780
60,000	6.75%, 05/15/2028	59,790
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 749,467	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	$ 682,334
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,088,855
645,000	eG Global Finance PLC(b) 8.50%, 10/30/2025	625,822
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	173,548
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	399,010
452,000	5.88%, 04/01/2029	378,684
191,000	Ford Motor Co 4.75%, 01/15/2043	146,843
	Ford Motor Credit Co LLC
360,000	4.13%, 08/17/2027	328,732
620,000	7.35%, 03/06/2030	633,170
	General Motors Co
90,000	5.20%, 04/01/2045	76,772
525,000	5.40%, 04/01/2048	451,054
810,000	5.95%, 04/01/2049	756,844
	General Motors Financial Co Inc
50,000	5.70%, Perpetual(f)(g)	43,892
30,000	5.75%, Perpetual(g)	24,412
90,000	3.10%, 01/12/2032	72,792
200,000	6.40%, 01/09/2033	203,288
765,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	618,586
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	447,268
140,000	3.63%, 02/15/2032	116,723
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	292,859
105,000	4.88%, 07/01/2031	88,088
657,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	588,048
1,005,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	873,199
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	220,082
605,000	MDC Holdings Inc 3.97%, 08/06/2061	361,001
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	350,836
350,000	5.88%, 02/15/2027(f)	340,692
140,000	NCL Finance Ltd(b)(f) 6.13%, 03/15/2028	126,003
594,000	Newell Brands Inc(f) 6.63%, 09/15/2029	569,432
739,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	687,854

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 875,000	Nordstrom Inc 4.25%, 08/01/2031	$ 682,062
933,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b)(f) 5.63%, 09/01/2029	706,701
	PulteGroup Inc
235,000	7.88%, 06/15/2032	266,290
415,000	6.38%, 05/15/2033	429,505
505,000	Ritchie Bros Holdings Inc(b) 7.75%, 03/15/2031	523,900
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	45,898
835,000	5.50%, 04/01/2028(f)	778,671
27,000	9.25%, 01/15/2029(f)	28,766
	Scientific Games International Inc(b)
750,000	7.00%, 05/15/2028	745,996
15,000	7.25%, 11/15/2029	15,019
770,000	Station Casinos LLC(b) 4.50%, 02/15/2028	691,129
170,000	Tapestry Inc 3.05%, 03/15/2032	135,754
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	48,535
655,000	4.50%, 12/01/2029(b)	557,291
340,000	4.63%, 03/01/2030(b)	287,725
245,000	4.63%, 03/01/2030	207,331
1,500,000	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	1,526,250
106,192	US Airways Pass Through Trust Series 2011-1 Class A 7.13%, 10/22/2023	105,915
325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b) 9.50%, 06/01/2028	298,399
1,365,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,210,585
	Yum! Brands Inc
955,000	3.63%, 03/15/2031	825,048
255,000	4.63%, 01/31/2032	230,351
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	344,313
190,000	7.13%, 04/14/2030	193,240
		29,465,472
Consumer, Non-Cyclical — 5.21%
788,000	Akumin Inc(b) 7.00%, 11/01/2025	644,190
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
505,000	3.25%, 03/15/2026	466,403
388,000	6.50%, 02/15/2028	388,644
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Amgen Inc
$ 752,000	5.25%, 03/02/2033	$ 752,959
200,000	5.65%, 03/02/2053	202,541
	Ashtead Capital Inc(b)
590,000	4.38%, 08/15/2027	554,692
880,000	5.50%, 08/11/2032	850,840
220,000	5.55%, 05/30/2033	214,453
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	644,253
816,000	BAT Capital Corp 7.75%, 10/19/2032	898,020
	Bausch Health Cos Inc(b)
55,000	6.13%, 02/01/2027	35,211
45,000	7.00%, 01/15/2028	19,457
245,000	5.00%, 01/30/2028	104,125
380,000	4.88%, 06/01/2028	226,176
242,000	11.00%, 09/30/2028	171,893
25,000	5.00%, 02/15/2029	10,308
30,000	6.25%, 02/15/2029	12,750
200,000	5.25%, 01/30/2030	83,000
47,000	14.00%, 10/15/2030	27,965
315,000	5.25%, 02/15/2031	131,632
920,000	Bio-Rad Laboratories Inc 3.70%, 03/15/2032	808,003
350,000	Block Inc 3.50%, 06/01/2031	289,878
484,000	Carriage Services Inc(b) 4.25%, 05/15/2029	416,579
500,000	Catalent Pharma Solutions Inc(b)(f) 3.50%, 04/01/2030	405,000
	Centene Corp
40,000	2.45%, 07/15/2028	34,190
260,000	3.00%, 10/15/2030	216,657
1,165,000	2.50%, 03/01/2031	929,052
510,000	2.63%, 08/01/2031	406,409
540,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	498,700
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	101,204
120,000	4.00%, 03/15/2031	104,227
945,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	855,225
	CHS / Community Health Systems Inc(b)
378,000	6.88%, 04/15/2029	236,069
886,000	4.75%, 02/15/2031	669,624
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,049,148
150,000	CVS Health Corp 5.25%, 01/30/2031	149,529
254,000	Deluxe Corp(b) 8.00%, 06/01/2029	198,879
1,010,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	873,842

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	Encompass Health Corp 4.75%, 02/01/2030	$ 68,288
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	581,405
112,000	Fortrea Holdings Inc(b) 7.50%, 07/01/2030	114,685
	Gartner Inc(b)
45,000	3.63%, 06/15/2029	39,615
360,000	3.75%, 10/01/2030	313,530
870,000	GE HealthCare Technologies Inc 5.86%, 03/15/2030	892,908
	Global Payments Inc
220,000	5.30%, 08/15/2029	214,336
255,000	2.90%, 05/15/2030	216,132
315,000	2.90%, 11/15/2031	256,257
460,000	5.40%, 08/15/2032(f)	448,241
3,455,000	HCA Inc 5.50%, 06/01/2033	3,449,132
395,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	281,544
810,000	IQVIA Inc(b) 5.70%, 05/15/2028	801,900
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
260,000	3.00%, 02/02/2029	220,483
825,000	3.75%, 12/01/2031	676,532
205,000	Lannett Co Inc(g)(h) 7.75%, Perpetual	11,275
762,000	Legacy LifePoint Health LLC(b) 6.75%, 04/15/2025	707,761
335,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	280,847
760,000	Mozart Debt Merger Sub Inc(b)(f) 5.25%, 10/01/2029	659,451
365,000	Natura Cosmeticos SA(b)(f) 4.13%, 05/03/2028	315,752
780,000	Neptune Bidco US Inc(b) 9.29%, 04/15/2029	716,050
327,000	Par Pharmaceutical Inc(b)(i) 7.50%, 04/01/2027	241,664
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	562,871
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	158,647
840,000	3.50%, 03/01/2032	664,104
703,000	6.25%, 07/01/2033	680,920
370,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	317,948
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	78,406
652,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	649,677
516,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	273,716
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Teva Pharmaceutical Finance Netherlands II BV
$ 465,000	EUR, 7.38%, 09/15/2029	$ 517,674
395,000	EUR, 7.88%, 09/15/2031	445,237
	Teva Pharmaceutical Finance Netherlands III BV
1,624,000	3.15%, 10/01/2026	1,455,178
210,000	4.75%, 05/09/2027	194,265
385,000	5.13%, 05/09/2029	349,234
605,000	7.88%, 09/15/2029	623,472
435,000	8.13%, 09/15/2031	455,915
2,550,000	4.10%, 10/01/2046	1,676,187
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	473,873
645,000	United Rentals North America Inc 3.75%, 01/15/2032	546,289
1,400,000	Universal Health Services Inc 2.65%, 01/15/2032	1,103,561
525,000	Viatris Inc 2.70%, 06/22/2030	424,846
1,045,000	Zimmer Biomet Holdings Inc 3.55%, 03/20/2030	913,384
		38,754,919
Energy — 6.14%
	Aker BP ASA(b)
335,000	5.60%, 06/13/2028	332,562
730,000	4.00%, 01/15/2031	649,195
380,000	3.10%, 07/15/2031	314,459
457,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	456,406
493,222	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	450,839
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	626,311
725,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	712,968
980,000	BP Capital Markets PLC(g) 4.88%, Perpetual	890,820
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	100,953
1,760,000	4.00%, 03/01/2031	1,549,662
185,000	3.25%, 01/31/2032	152,190
395,000	5.95%, 06/30/2033(b)	396,149
930,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	912,562
445,000	Civitas Resources Inc(b) 8.75%, 07/01/2031	451,141
	Continental Resources Inc(b)
3,025,000	5.75%, 01/15/2031	2,875,739
1,080,000	2.88%, 04/01/2032	829,769
644,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	662,998

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	$ 265,895
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	862,551
800,000	DT Midstream Inc(b) 4.13%, 06/15/2029	702,060
	Ecopetrol SA
840,000	4.63%, 11/02/2031	648,421
815,000	8.88%, 01/13/2033	807,033
	Enbridge Inc
845,000	5.70%, 03/08/2033	856,603
705,000	7.63%, 01/15/2083	708,434
667,000	Enerflex Ltd(b) 9.00%, 10/15/2027	648,971
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	324,900
470,000	5.88%, 03/30/2031	410,663
	Energy Transfer LP
928,000	6.50%, Perpetual(g)	842,921
655,000	5.75%, 02/15/2033	659,288
205,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	204,750
270,000	EQM Midstream Partners LP(b) 7.50%, 06/01/2027	272,584
	EQT Corp
565,000	3.90%, 10/01/2027	522,354
110,000	5.70%, 04/01/2028	108,566
485,000	5.00%, 01/15/2029	456,623
1,075,000	7.00%, 02/01/2030	1,125,557
505,000	3.63%, 05/15/2031(b)	434,347
630,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	615,507
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	67,024
465,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	474,961
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	344,638
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
711,000	5.75%, 02/01/2029	643,802
578,000	6.00%, 02/01/2031	515,216
320,000	International Petroleum Corp(b) 7.25%, 02/01/2027	297,408
	KazMunayGas National Co JSC
350,000	5.38%, 04/24/2030	324,628
200,000	5.38%, 04/24/2030(b)	185,502
275,000	6.38%, 10/24/2048(b)	234,645
615,000	Kinder Morgan Inc 7.75%, 01/15/2032	694,354
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	248,398
Principal Amount(a)		Fair Value
Energy — (continued)
$ 770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	$ 744,716
110,000	Matador Resources Co(b)(f) 6.88%, 04/15/2028	108,877
820,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	765,486
776,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	723,540
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	9,873
735,000	8.88%, 07/15/2030	844,794
898,000	6.13%, 01/01/2031	911,829
	Ovintiv Inc
90,000	8.13%, 09/15/2030	98,772
20,000	7.20%, 11/01/2031	20,987
80,000	7.38%, 11/01/2031	85,792
680,000	6.50%, 08/15/2034	681,464
160,000	6.63%, 08/15/2037	157,927
30,000	6.50%, 02/01/2038	29,412
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	399,303
1,330,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,078,993
1,800,000	Petroleos de Venezuela SA(b)(i) 6.00%, 05/16/2024	63,000
	Petroleos Mexicanos
790,000	6.50%, 03/13/2027	702,884
1,370,000	6.70%, 02/16/2032	1,041,686
780,000	7.69%, 01/23/2050	528,711
525,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	484,102
195,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	173,021
890,000	Reliance Industries Ltd(b) 2.88%, 01/12/2032	741,961
500,000	Sanchez Energy Corp(i)(j) 0.00%, 02/15/2024	7,500
	Southwestern Energy Co
841,000	5.38%, 02/01/2029	791,939
90,000	4.75%, 02/01/2032	79,320
715,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	736,050
795,000	Sunnova Energy Corp(b)(f) 5.88%, 09/01/2026	726,628
395,000	Targa Resources Corp 6.13%, 03/15/2033	403,607
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	76,990
70,000	4.88%, 02/01/2031	64,690
195,000	4.00%, 01/15/2032	168,564
570,000	Teck Resources Ltd 6.13%, 10/01/2035	573,610

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	$ 486,598
	Transocean Inc(b)
525,000	11.50%, 01/30/2027	544,031
570,000	8.75%, 02/15/2030	578,550
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	246,655
470,000	8.00%, 11/15/2032	497,265
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	52,415
844,000	4.13%, 08/15/2031	725,812
	Western Midstream Operating LP
120,000	4.30%, 02/01/2030	107,742
60,000	6.15%, 04/01/2033	60,473
55,000	5.45%, 04/01/2044	46,463
280,000	5.30%, 03/01/2048	233,723
35,000	5.50%, 08/15/2048	29,269
150,000	5.50%, 02/01/2050	122,861
		45,631,212
Financial — 13.88%
1,082,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	1,047,469
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028(f)	148,759
1,371,000	3.00%, 10/29/2028	1,185,439
535,000	3.30%, 01/30/2032	437,683
100,000	AGFC Capital Trust I(b)(c) 7.01%, 01/15/2067 3-mo. LIBOR + 1.75%	52,915
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	99,830
	Air Lease Corp
640,000	4.65%, Perpetual(g)	534,118
10,000	4.63%, 10/01/2028	9,399
95,000	3.25%, 10/01/2029	82,178
380,000	3.00%, 02/01/2030	317,765
715,000	3.13%, 12/01/2030	595,615
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(g)	150,049
1,210,000	4.25%, 06/15/2026	1,139,533
870,000	Allstate Corp 5.75%, 08/15/2053	856,140
	Ally Financial Inc
800,000	4.70%, Perpetual(g)	564,000
675,000	4.70%, Perpetual(f)(g)	435,375
1,345,000	2.20%, 11/02/2028	1,073,464
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,122,115
250,000	2.75%, 01/15/2027	205,397
250,000	3.75%, 07/15/2027	209,158
	Ares Capital Corp
555,000	2.88%, 06/15/2028	458,966
785,000	3.20%, 11/15/2031(f)	601,753
Principal Amount(a)		Fair Value
Financial — (continued)
$ 755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	$ 579,816
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	530,238
1,150,000	2.55%, 11/19/2030	890,353
385,000	Athene Holding Ltd 3.50%, 01/15/2031	318,118
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	401,324
365,000	1.95%, 01/30/2026	325,094
385,000	3.50%, 11/01/2027	340,010
95,000	6.25%, 04/15/2028	94,767
475,000	6.38%, 07/15/2030	471,018
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	605,473
1,230,000	Banco Mercantil del Norte SA(b)(g) 6.63%, Perpetual	950,175
890,000	Banco Santander Chile(b)(f) 3.18%, 10/26/2031	770,699
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,525,033
	Bank of America Corp
200,000	2.69%, 04/22/2032	165,749
355,000	5.02%, 07/22/2033	347,277
1,355,000	5.29%, 04/25/2034	1,342,407
1,165,000	2.48%, 09/21/2036	891,262
1,015,000	Bank of New York Mellon Corp(g) 4.70%, Perpetual	985,819
	Barclays PLC
760,000	4.38%, Perpetual(g)	516,344
1,315,000	2.28%, 11/24/2027(f)	1,156,756
200,000	5.09%, 06/20/2030	181,870
695,000	7.44%, 11/02/2033	751,913
200,000	6.22%, 05/09/2034	199,207
525,000	7.12%, 06/27/2034	524,790
985,000	3.56%, 09/23/2035	779,441
445,000	Barings BDC Inc 3.30%, 11/23/2026	387,657
860,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	746,255
508,000	Blackstone Private Credit Fund 2.63%, 12/15/2026	432,205
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,291,810
	Blue Owl Capital Corp
522,000	2.63%, 01/15/2027	443,105
1,055,000	2.88%, 06/11/2028	859,626
499,000	Blue Owl Credit Income Corp 4.70%, 02/08/2027	452,803
1,015,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	772,299
295,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	244,196
960,000	BNP Paribas SA(b) 2.59%, 01/20/2028	857,962
323,000	Brighthouse Financial Inc(f) 5.63%, 05/15/2030	311,344

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	$ 67,602
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	494,497
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	391,000
680,000	Capital One Financial Corp 2.36%, 07/29/2032	480,224
	Central China Real Estate Ltd
190,000	7.25%, 04/28/2025	15,295
205,000	7.50%, 07/14/2025	16,400
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	21,688
760,000	Citadel LP(b) 4.88%, 01/15/2027	727,731
	Citigroup Inc
325,000	6.25%, Perpetual(g)	319,810
1,195,000	6.27%, 11/17/2033	1,268,394
664,000	6.17%, 05/25/2034	669,785
505,000	Citizens Bank NA 2.25%, 04/28/2025	456,697
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	454,074
452,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	318,660
811,000	Corebridge Financial Inc 6.88%, 12/15/2052	777,335
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	83,583
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	107,777
845,000	Credit Agricole SA(b) 4.00%, 01/10/2033	752,254
1,760,000	Crown Castle Inc REIT 5.10%, 05/01/2033	1,729,524
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	240,848
1,604,000	3.73%, 01/14/2032	1,212,939
200,000	3.74%, 01/07/2033	146,674
364,000	Discover Financial Services 6.70%, 11/29/2032	375,005
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	866,195
	EPR Properties REIT
700,000	4.75%, 12/15/2026	637,070
185,000	3.60%, 11/15/2031	144,274
435,000	Fifth Third Bancorp(f) 4.34%, 04/25/2033	383,278
160,000	FS KKR Capital Corp 3.13%, 10/12/2028	130,251
	Global Atlantic Finance Co(b)
510,000	4.40%, 10/15/2029	430,052
405,000	7.95%, 06/15/2033	406,983
Principal Amount(a)		Fair Value
Financial — (continued)
	GLP Capital LP / GLP Financing II Inc REIT
$ 440,000	5.25%, 06/01/2025	$ 430,541
108,000	5.75%, 06/01/2028	105,663
535,000	4.00%, 01/15/2030	463,662
90,000	3.25%, 01/15/2032	72,667
	Goldman Sachs Group Inc
1,505,000	3.10%, 02/24/2033	1,271,354
510,000	6.45%, 05/01/2036	532,796
865,000	HSBC Holdings PLC 6.16%, 03/09/2029	872,361
500,000	Huntington Bancshares Inc 2.55%, 02/04/2030	400,600
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
45,000	4.75%, 09/15/2024	42,996
30,000	6.38%, 12/15/2025	27,888
1,241,000	5.25%, 05/15/2027	1,070,238
1,220,000	4.38%, 02/01/2029(f)	958,554
	Intesa Sanpaolo SpA(b)
200,000	4.20%, 06/01/2032	149,058
310,000	6.63%, 06/20/2033	308,863
950,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	856,002
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(g)	319,847
1,215,000	1.95%, 02/04/2032	968,099
610,000	5.72%, 09/14/2033	618,841
	Kaisa Group Holdings Ltd(i)
1,015,000	9.38%, 06/30/2024	62,462
1,200,000	11.25%, 04/16/2025	74,264
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	909,495
655,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	588,738
742,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	644,732
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	518,628
715,000	Lincoln National Corp(c) 7.29%, 04/20/2067 3-mo. LIBOR + 2.04%	458,494
200,000	Logan Group Co Ltd(i) 4.25%, 07/12/2025	18,925
600,000	MBIA Insurance Corp(b)(c)(i) 16.52%, 01/15/2033 3-mo. LIBOR + 11.26%	18,000
	MetLife Inc
915,000	3.85%, Perpetual(g)	845,442
515,000	5.88%, Perpetual(f)(g)	473,639
245,000	9.25%, 04/08/2038(b)	284,034
915,000	10.75%, 08/01/2039	1,180,990
785,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	698,650
	Morgan Stanley
835,000	6.34%, 10/18/2033	888,276
1,558,000	5.95%, 01/19/2038	1,537,811

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 816,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	$ 562,238
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,462,607
510,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	418,937
	Navient Corp
5,000	6.13%, 03/25/2024	4,961
10,000	5.88%, 10/25/2024	9,828
273,000	6.75%, 06/15/2026	263,228
790,000	5.00%, 03/15/2027	706,752
385,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	332,151
	Office Properties Income Trust REIT
835,000	4.50%, 02/01/2025	721,508
433,000	2.65%, 06/15/2026	319,104
	OneMain Finance Corp
1,070,000	6.88%, 03/15/2025	1,059,441
50,000	3.50%, 01/15/2027	42,897
130,000	5.38%, 11/15/2029	110,519
510,000	4.00%, 09/15/2030	392,700
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	549,474
740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	547,742
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	204,049
171,000	6.00%, 09/01/2052	162,437
745,000	6.75%, 03/01/2053	749,463
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,160,000	2.88%, 10/15/2026	2,796,600
900,000	3.63%, 03/01/2029(f)	756,421
375,000	3.88%, 03/01/2031	304,072
2,160,000	4.00%, 10/15/2033	1,689,638
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	767,128
590,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	504,432
	Shimao Group Holdings Ltd(i)
235,000	5.60%, 07/15/2026	17,780
400,000	3.45%, 01/11/2031	30,095
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	79,791
150,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	124,605
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,657,329
2,475,000	4.25%, 08/19/2026	2,298,657
Principal Amount(a)		Fair Value
Financial — (continued)
$ 850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	$ 721,716
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,056,073
895,000	3.27%, 02/18/2036	704,290
552,000	State Street Corp(f) 4.82%, 01/26/2034	535,975
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	587,354
	Sunac China Holdings Ltd(i)
200,000	6.50%, 01/10/2025	29,243
200,000	7.00%, 07/09/2025	32,000
235,000	6.50%, 01/26/2026	34,361
	Synchrony Bank
275,000	5.40%, 08/22/2025	263,171
550,000	5.63%, 08/23/2027	516,048
	Synchrony Financial
480,000	4.88%, 06/13/2025	456,093
157,000	3.70%, 08/04/2026	140,871
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	611,633
405,000	Times China Holdings Ltd(i) 6.20%, 03/22/2026	26,859
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	513,019
695,000	Truist Financial Corp(g) 5.10%, Perpetual	601,175
	UBS Group AG(b)
250,000	2.19%, 06/05/2026	229,242
695,000	6.37%, 07/15/2026(f)	690,610
675,000	6.44%, 08/11/2028	677,497
975,000	6.54%, 08/12/2033	998,802
250,000	9.02%, 11/15/2033	299,660
	UniCredit SpA(b)
200,000	5.86%, 06/19/2032	181,834
280,000	5.46%, 06/30/2035	237,622
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	338,186
650,000	4.50%, 09/01/2026	614,068
365,000	4.25%, 12/01/2026	341,451
195,000	5.75%, 02/01/2027	190,850
660,000	3.88%, 02/15/2029	579,191
415,000	4.13%, 08/15/2030	365,378
	VICI Properties LP REIT
595,000	4.95%, 02/15/2030	558,158
205,000	5.13%, 05/15/2032	191,807
	Wells Fargo & Co
890,000	3.90%, Perpetual(g)	783,556
325,000	2.39%, 06/02/2028	289,618
935,000	5.39%, 04/24/2034	929,029
	Yuzhou Group Holdings Co Ltd(i)
315,000	7.70%, 02/20/2025	13,130
200,000	8.30%, 05/27/2025	8,337
200,000	7.85%, 08/12/2026	8,337

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 765,000	Zions Bancorp NA 3.25%, 10/29/2029	$ 561,482
		103,134,154
Industrial — 2.28%
740,000	Avnet Inc 5.50%, 06/01/2032	702,627
	Boeing Co
220,000	2.95%, 02/01/2030	191,216
570,000	5.15%, 05/01/2030	564,500
335,000	3.75%, 02/01/2050	251,607
370,000	5.81%, 05/01/2050	368,650
375,000	5.93%, 05/01/2060	371,395
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(g)	885,495
885,000	5.20%, 09/17/2030	828,078
640,000	3.88%, 07/11/2031	538,819
710,000	Chart Industries Inc(b)(f) 9.50%, 01/01/2031	753,319
685,000	GATX Corp 5.45%, 09/15/2033	673,969
1,075,000	General Electric Co(c)(g) 8.88%, Perpetual 3-mo. LIBOR + 3.33%	1,074,998
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	583,101
400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	348,160
540,000	Jabil Inc 3.00%, 01/15/2031	458,847
195,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	172,702
95,000	Knife River Corp(b) 7.75%, 05/01/2031	96,189
634,000	LSB Industries Inc(b)(f) 6.25%, 10/15/2028	566,131
	Mauser Packaging Solutions Holding Co(b)
145,000	7.88%, 08/15/2026(f)	144,059
345,000	9.25%, 04/15/2027	318,436
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	574,949
230,000	OT Merger Corp(b) 7.88%, 10/15/2029	143,754
502,000	Owens Corning 7.00%, 12/01/2036	549,101
55,000	Rand Parent LLC(b) 8.50%, 02/15/2030	49,794
896,000	Regal Rexnord Corp(b) 6.40%, 04/15/2033	895,245
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	445,142
415,000	SMBC Aviation Capital Finance DAC(b) 5.45%, 05/03/2028	409,355
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	858,489
535,000	2.38%, 08/09/2028	438,400
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 265,000	TopBuild Corp(b) 4.13%, 02/15/2032	$ 225,757
	TransDigm Inc
671,000	5.50%, 11/15/2027	632,887
360,000	6.75%, 08/15/2028(b)	361,364
840,000	Trimble Inc 6.10%, 03/15/2033	851,113
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	620,114
		16,947,762
Technology — 2.54%
	Booz Allen Hamilton Inc(b)
495,000	3.88%, 09/01/2028	447,708
555,000	4.00%, 07/01/2029	497,140
	Broadcom Inc
590,000	4.30%, 11/15/2032	541,195
285,000	3.14%, 11/15/2035(b)	218,608
24,000	3.19%, 11/15/2036(b)	18,138
261,000	4.93%, 05/15/2037(b)	236,206
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	116,724
125,000	4.25%, 04/01/2028	114,641
115,000	3.28%, 12/01/2028	99,754
155,000	3.25%, 02/15/2029	132,809
1,775,000	3.57%, 12/01/2031	1,497,781
	Consensus Cloud Solutions Inc(b)
383,000	6.00%, 10/15/2026	347,572
461,000	6.50%, 10/15/2028(f)	394,155
627,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	733,564
930,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	863,343
575,000	Kyndryl Holdings Inc 3.15%, 10/15/2031	431,439
	Leidos Inc
1,425,000	2.30%, 02/15/2031	1,122,827
720,000	5.75%, 03/15/2033	715,280
330,000	Marvell Technology Inc 2.95%, 04/15/2031	276,629
	Micron Technology Inc
370,000	6.75%, 11/01/2029	384,612
1,645,000	4.66%, 02/15/2030	1,551,155
440,000	5.88%, 02/09/2033	437,801
2,605,000	5.88%, 09/15/2033	2,581,381
200,000	MSCI Inc(b) 3.25%, 08/15/2033	161,072
100,000	NXP BV / NXP Funding LLC / NXP USA Inc 4.40%, 06/01/2027	96,669
215,000	Open Text Corp(b) 6.90%, 12/01/2027	218,877
	Oracle Corp
430,000	6.15%, 11/09/2029	447,874
1,035,000	6.25%, 11/09/2032	1,098,644

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 855,000	3.95%, 03/25/2051	$ 646,485
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	195,886
891,000	Science Applications International Corp(b) 4.88%, 04/01/2028	828,662
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	35,196
200,000	SK Hynix Inc(b) 6.38%, 01/17/2028	200,837
510,000	VMware Inc 2.20%, 08/15/2031	400,758
	Western Digital Corp
530,000	4.75%, 02/15/2026	504,834
350,000	2.85%, 02/01/2029	279,639
		18,875,895
Utilities — 1.70%
	AES Corp
260,000	3.95%, 07/15/2030(b)	233,095
370,000	2.45%, 01/15/2031	299,066
360,000	Calpine Corp(b) 3.75%, 03/01/2031	291,637
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,096,156
	Electricite de France SA(b)
255,000	6.25%, 05/23/2033(f)	259,228
575,000	6.90%, 05/23/2053	595,829
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	859,258
665,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	652,418
540,000	Exelon Corp 5.60%, 03/15/2053	544,064
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	180,946
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,244,586
431,000	National Rural Utilities Cooperative Finance Corp(c) 8.21%, 04/30/2043 3-mo. LIBOR + 2.91%	417,898
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,100,392
615,000	7.00%, 03/15/2033	620,095
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	97,251
320,000	3.25%, 06/01/2031	260,212
235,000	4.30%, 03/15/2045	167,668
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	614,315
839,000	Sempra Global(b) 3.25%, 01/15/2032	673,765
1,512,000	Southern Co 3.75%, 09/15/2051	1,286,712
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 729,000	Vistra Corp(b)(g) 8.00%, Perpetual	$ 681,607
505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	462,462
		12,638,660
TOTAL CORPORATE BONDS AND NOTES — 42.82% (Cost $349,952,484)		$318,267,693
CONVERTIBLE BONDS
Communications — 0.42%
	DISH Network Corp
795,000	36.25%, 12/15/2025(j)	420,396
2,600,000	3.38%, 08/15/2026	1,319,500
425,000	Snap Inc(j) 9.16%, 05/01/2027	314,500
370,000	Spotify USA Inc(j) 6.54%, 03/15/2026	314,315
790,000	Uber Technologies Inc(j) 3.92%, 12/15/2025	720,501
		3,089,212
Consumer, Cyclical — 0.19%
210,000	JetBlue Airways Corp 0.50%, 04/01/2026	172,463
510,000	NCL Corp Ltd 1.13%, 02/15/2027	469,996
55,000	Peloton Interactive Inc(j) 12.18%, 02/15/2026	41,674
100,000	Penn Entertainment Inc 2.75%, 05/15/2026	123,900
550,000	Southwest Airlines Co(f) 1.25%, 05/01/2025	630,575
		1,438,608
Consumer, Non-Cyclical — 0.38%
1,190,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	1,196,313
215,000	Guardant Health Inc(j) 9.11%, 11/15/2027	153,717
265,000	Livongo Health Inc 0.88%, 06/01/2025	239,460
1,580,000	Teladoc Health Inc(f) 1.25%, 06/01/2027	1,256,100
		2,845,590
Technology — 0.11%
335,000	Splunk Inc 1.13%, 06/15/2027	288,937
660,000	Unity Software Inc(j) 7.48%, 11/15/2026	527,010
		815,947

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 0.10%
$ 780,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	$ 744,900
TOTAL CONVERTIBLE BONDS — 1.20% (Cost $10,300,612)		$ 8,934,257
FOREIGN GOVERNMENT BONDS AND NOTES
1,225,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	1,084,737
1,775,000	Argentine Republic Government International Bond(e) 3.50%, 07/09/2029	568,764
1,010,000	Brazilian Government International Bond 6.00%, 10/20/2033	998,416
1,975,000	Dominican Republic International Bond(b) 4.88%, 09/23/2032	1,678,541
	Egypt Government International Bond(b)
715,000	7.60%, 03/01/2029	461,247
245,000	5.88%, 02/16/2031	134,309
1,210,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,135,002
875,000	Export-Import Bank of Korea 5.13%, 01/11/2033	894,206
840,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	860,261
765,000	Indonesia Government International Bond(b) 4.35%, 01/08/2027	750,935
10,133,000,000	Indonesia Treasury Bond IDR, 6.38%, 08/15/2028	688,821
515,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	495,819
720,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	658,800
	Mexico Government International Bond
200,000	3.50%, 02/12/2034	167,514
760,000	6.35%, 02/09/2035	798,981
1,205,000	6.34%, 05/04/2053	1,227,482
835,000	Mongolia Government International Bond(b) 8.65%, 01/19/2028	837,505
	Morocco Government International Bond(b)
230,000	3.00%, 12/15/2032	181,700
355,000	5.50%, 12/11/2042	305,300
655,000	Panama Government International Bond(f) 3.30%, 01/19/2033	546,676
1,150,000	Philippine Government International Bond 3.70%, 03/01/2041	941,743
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 595,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	$ 572,204
430,000	Republic of Poland Government International Bond 4.88%, 10/04/2033	421,813
14,350,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	623,673
895,000	Republic of South Africa Government International Bond 5.88%, 04/20/2032	791,628
	Saudi Government International Bond(b)
1,035,000	5.50%, 10/25/2032(f)	1,085,839
490,000	4.50%, 10/26/2046	428,568
800,000	Serbia International Bond(b) 6.50%, 09/26/2033	784,070
	Turkey Government International Bond
280,000	9.88%, 01/15/2028	284,990
980,000	7.63%, 04/26/2029	923,983
365,000	9.13%, 07/13/2030	361,700
	Ukraine Government International Bond
970,000	7.75%, 09/01/2026(b)	229,822
610,000	7.75%, 09/01/2026	144,527
1,700,000	Venezuela Government International Bond(i) 7.65%, 04/21/2025	136,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.99% (Cost $24,375,614)		$ 22,205,576
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.65%
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
156,573	2.96%, 09/25/2065(e)	143,754
	Series 2021-A Class A1
1,377,184	1.07%, 09/25/2065(d)	1,201,236
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
343,501	1.31%, 05/25/2066(d)	279,169
	Series 2022-5 Class A1
850,548	4.50%, 05/25/2067(e)	811,269
283,850	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	257,154
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
159,729	3.81%, 01/25/2049	148,574
	Series 2019-2 Class A1
606,574	3.35%, 04/25/2049	559,531

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	$ 370,767
35,946	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	33,518
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	7.23%, 12/15/2038 1-mo. SOFR + 2.12%	120,894
	Series 2021-NRD Class C
145,000	7.53%, 12/15/2038 1-mo. SOFR + 2.42%	134,281
	Series 2021-NRD Class D
90,000	8.83%, 12/15/2038 1-mo. SOFR + 3.72%	82,851
	Series 2022-OANA Class A
1,455,000	7.04%, 04/15/2037 1-mo. SOFR + 1.90%	1,411,354
	Series 2022-STAR Class A
480,000	8.38%, 08/15/2024 1-mo. SOFR + 3.23%	475,762
185,813	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	172,468
730,000	BX Commercial Mortgage Trust(b)(c) Series 2022-AHP Class B 6.99%, 01/17/2039 1-mo. SOFR + 1.84%	713,854
	BX Trust(b)
	Series 2019-OC11 Class D
1,540,000	4.08%, 12/09/2041(d)	1,279,300
	Series 2022-CLS Class A
564,000	5.76%, 10/13/2027	543,006
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	161,261
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
47,699	0.80%, 07/27/2054	40,542
	Series 2022-4 Class A1
1,412,625	4.30%, 03/25/2067(d)	1,340,890
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
94,506	3.42%, 10/15/2045(b)	85,764
	Series 2012-LC4 Class B
67,546	4.93%, 12/10/2044(d)	62,227
86,767	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	71,800
670,000	CoreVest American Finance Trust(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	610,838
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 2,244,416	Credit Suisse Mortgage Capital Certificates(b)(c) Series 2019-ICE4 Class A 6.17%, 05/15/2036 1-mo. LIBOR + 0.98%	$ 2,233,212
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	229,511
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	72,269
	Series 2020-RPL3 Class A1
165,321	2.69%, 03/25/2060(d)	160,292
	Series 2021-RPL1 Class A1
253,382	1.67%, 09/27/2060(d)	232,742
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	186,258
2,112,302	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,844,275
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
60,259	3.05%, 11/25/2059	54,893
	Series 2022-1 Class A1
1,093,450	2.21%, 01/25/2067	908,765
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
1,382,964	6.89%, 07/15/2038 1-mo. LIBOR + 1.70%	1,345,648
	Series 2021-ESH Class D
125,286	7.44%, 07/15/2038 1-mo. LIBOR + 2.25%	121,748
	GCAT Trust(b)
	Series 2019-RPL1 Class A1
173,839	2.65%, 10/25/2068(d)	162,224
	Series 2020-NQM1 Class A1
61,666	2.25%, 01/25/2060(e)	57,339
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
98,219	3.84%, 04/10/2031	90,882
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033	113,999
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033	348,802
275,000	GS Mortgage Securities Trust(d) Series 2014-GC18 Class B 4.89%, 01/10/2047	225,931
1,793,634	Imperial Fund Mortgage Trust(b)(d) Series 2021-NQM4 Class A1 2.09%, 01/25/2057	1,489,541
857,000	INTOWN Mortgage Trust(b)(c) Series 2022-STAY Class A 7.64%, 08/15/2039 1-mo. SOFR + 2.49%	856,999

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 427,538	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.91%, 12/15/2047	$ 399,748
151,109	JPMorgan Mortgage Trust(b)(d) Series 2014-2 Class 2A2 3.50%, 06/25/2029	144,658
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
289,918	6.25%, 11/25/2059(e)	287,516
	Series 2020-GS1 Class A1
295,100	5.88%, 10/25/2059(e)	289,735
	Series 2020-GS5 Class A1
78,863	3.25%, 06/25/2060(e)	77,352
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	171,151
	Series 2021-GS4 Class A1
111,444	1.65%, 11/25/2060(e)	101,189
350,000	LHOME Mortgage Trust(b)(e) Series 2021-RTL2 Class A1 2.09%, 06/25/2026	339,508
	Med Trust(b)(c)
	Series 2021-MDLN Class B
104,498	6.64%, 11/15/2038 1-mo. LIBOR + 1.45%	100,828
	Series 2021-MDLN Class C
268,710	6.99%, 11/15/2038 1-mo. LIBOR + 1.80%	258,935
	Series 2021-MDLN Class D
129,379	7.19%, 11/15/2038 1-mo. LIBOR + 2.00%	123,293
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.45%, 04/25/2055	768,294
	MFA Trust(b)
	Series 2020-NQM3 Class A1
925,901	1.01%, 01/26/2065(d)	824,419
	Series 2022-NQM2 Class A1
305,435	4.00%, 05/25/2067(e)	286,569
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
642,231	3.25%, 01/25/2061	531,738
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	520,682
	Series 2019-GS1 Class A1
208,158	2.75%, 07/25/2059	194,720
615,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2028	613,155
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C11 Class B
80,000	4.48%, 08/15/2046(d)	64,479
	Series 2013-C12 Class C
75,000	5.10%, 10/15/2046(d)	71,158
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	870,198
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 96,151	MSBAM Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	$ 74,998
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
667,886	4.50%, 11/25/2056(d)	623,440
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	570,769
	Series 2020-NQM1 Class A3
2,112,749	2.77%, 01/26/2060(d)	1,906,272
	Series 2021-NQ2R Class A1
231,049	0.94%, 10/25/2058(d)	204,443
	Series 2022-NQM2 Class A1
2,985,984	3.08%, 03/27/2062(d)	2,626,787
	Series 2022-RTL1 Class A1F
1,177,000	4.34%, 12/25/2026	1,125,961
48,718	Onslow Bay Financial LLC Trust(b)(d) Series 2019-INV1 Class A3 4.50%, 11/25/2048	46,053
490,000	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	467,289
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-4 Class A1
205,769	2.95%, 10/25/2025(e)	202,874
	Series 2021-1 Class A1
406,463	2.12%, 01/25/2026(d)	378,762
	Series 2021-2 Class A1
478,448	2.12%, 03/25/2026(d)	451,285
	Series 2021-8 Class A1
299,542	1.74%, 09/25/2026(d)	275,325
	Series 2021-RPL1 Class A1
809,667	1.32%, 07/25/2051(e)	704,093
	Series 2022-5 Class A1
649,085	6.90%, 09/27/2027(e)	638,570
308,636	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	261,234
255,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.96%, 01/15/2032	246,209
122,854	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	103,723
	Starwood Mortgage Residential Trust(b)(d)
	Series 2021-1 Class A1
168,017	1.22%, 05/25/2065	143,090
	Series 2021-3 Class A3
180,395	1.52%, 06/25/2056	142,591
500,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	486,057

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
$ 615,000	3.95%, 07/25/2056(d)	$ 561,434
	Series 2017-1 Class A2
525,000	3.50%, 10/25/2056(d)	502,839
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	593,886
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	555,815
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	268,631
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	700,401
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	81,100
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	135,183
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	274,697
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,386,220
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	584,757
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	780,091
	Series 2019-4 Class A1
218,921	2.90%, 10/25/2059(d)	201,102
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	527,535
	Series 2019-HY2 Class M1
925,000	6.75%, 05/25/2058(c) 1-mo. LIBOR + 1.60%	907,854
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	82,943
	Series 2020-1 Class M1
335,000	3.50%, 01/25/2060(d)	274,667
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	838,379
840,000	TVC Mortgage Trust(b)(e) Series 2020-RTL1 Class M 5.19%, 09/25/2024	830,298
	Verus Securitization Trust(b)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059(d)	269,091
	Series 2022-5 Class A1
995,582	3.80%, 04/25/2067(e)	916,242
	Series 2022-7 Class A1
1,006,945	5.15%, 07/25/2067(e)	968,733
	Visio Trust(b)
	Series 2019-2 Class A1
278,929	2.72%, 11/25/2054(d)	261,565
	Series 2020-1R Class A1
1,178,374	1.31%, 11/25/2055	1,036,924
	Series 2020-1R Class A2
137,048	1.57%, 11/25/2055	120,798
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
195,000	4.44%, 07/15/2046	146,286
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2016-C36 Class B
$ 135,000	3.67%, 11/15/2059	$ 112,311
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.58%, 08/15/2046(d)	182,755
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	139,144
	Series 2014-C24 Class AS
1,995,000	3.93%, 11/15/2047	1,890,533
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	62,724
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(d)	72,017
		56,833,499
U.S. Government Agency — 1.17%
183,234	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.07%, 04/25/2042 1-mo. SOFR + 2.00%	183,750
	Federal National Mortgage Association
1,744,374	5.00%, 10/01/2052	1,710,047
1,542,448	4.50%, 11/01/2052	1,483,114
1,144,539	5.00%, 11/01/2052	1,122,618
2,800,000	5.50%, 12/01/2052	2,789,292
1,415,000	5.50%, 07/01/2053	1,408,338
		8,697,159
TOTAL MORTGAGE-BACKED SECURITIES — 8.82% (Cost $69,750,764)		$ 65,530,658
MUNICIPAL BONDS AND NOTES
560,000	Broward County Water & Sewer Utility Revenue Series A 4.00%, 10/01/2047	551,930
810,000	Metropolitan Transportation Authority Series A 5.00%, 11/15/2045	885,459
130,000	Sales Tax Securitization Corp Series B 3.41%, 01/01/2043	101,732
2,260,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,138,956
TOTAL MUNICIPAL BONDS AND NOTES — 0.49% (Cost $3,943,523)		$ 3,678,077

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$ 6,945,000	0.25%, 09/30/2023(k)	$ 6,860,589
4,480,000	0.38%, 10/31/2023(f)	4,409,650
4,830,000	1.50%, 02/29/2024	4,705,854
1,450,000	2.50%, 04/30/2024	1,415,393
3,605,000	0.25%, 05/31/2025	3,298,997
5,415,000	4.13%, 11/15/2032	5,533,453
13,610,000	3.38%, 05/15/2033	13,125,144
12,210,000	4.00%, 11/15/2052	12,541,959
TOTAL U.S. TREASURY BONDS AND NOTES — 6.98% (Cost $52,841,936)		$ 51,891,039
Shares
COMMON STOCK
Communications — 0.04%
95,643	Altice USA Inc Class A(l)	288,842
Consumer, Cyclical — 0.02%
650	NMG Parent LLC(l)	113,750
Consumer, Non-Cyclical — 0.00%(m)
327	Clarivate PLC(l)	3,116
Energy — 0.22%
8,996	Canadian Natural Resources Ltd	506,115
4,799	Diamondback Energy Inc	630,397
2,907	EOG Resources Inc	332,677
824	Pioneer Natural Resources Co	170,716
		1,639,905
TOTAL COMMON STOCK — 0.28% (Cost $3,307,516)		$ 2,045,613
CONVERTIBLE PREFERRED STOCK
Energy — 0.08%
12,538	El Paso Energy Capital Trust I 4.75%	582,390
Financial — 0.34%
903	Bank of America Corp 7.25%	1,058,153
745,000	Charles Schwab Corp Series H 4.00%	543,664
811	Wells Fargo & Co 7.50%	934,678
		2,536,495
Shares		Fair Value
Technology — 0.04%
7,075	Clarivate PLC 5.25%	$ 291,207
TOTAL CONVERTIBLE PREFERRED STOCK — 0.46% (Cost $4,249,150)		$ 3,410,092
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 11.89%
	U.S. Treasury Bills(j)
$ 8,985,000	5.23%, 10/17/2023	8,846,253
8,855,000	5.29%, 10/24/2023	8,707,817
11,595,000	5.32%, 11/30/2023	11,340,119
15,810,000	5.27%, 12/07/2023	15,450,688
15,310,000	5.24%, 12/14/2023	14,948,691
17,100,000	5.31%, 12/21/2023	16,674,667
12,765,000	5.37%, 12/28/2023	12,431,152
		88,399,387
Repurchase Agreements — 3.52%
6,546,133	Undivided interest of 7.15% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $6,546,133 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(n)	6,546,133
6,546,133	Undivided interest of 7.26% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $6,546,133 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(n)	6,546,133

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,546,133	Undivided interest of 7.51% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $6,546,133 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(n)	$ 6,546,133
6,503,133	Undivided interest of 7.95% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $6,503,133 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(n)	6,503,133
		26,141,532
TOTAL SHORT TERM INVESTMENTS — 15.41% (Cost $114,540,919)		$114,540,919
TOTAL INVESTMENTS — 98.76% (Cost $783,145,690)		$733,990,806
OTHER ASSETS & LIABILITIES, NET — 1.24%		$ 9,206,001
TOTAL NET ASSETS — 100.00%		$743,196,807
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2023. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at June 30, 2023.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Security in default.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	256	USD	28,740	Sep 2023	$(336,014)
U.S. 2 Year Treasury Note Futures	69	USD	14,031	Sep 2023	(148,236)
U.S. 5 Year Treasury Note Futures	194	USD	20,776	Sep 2023	(206,909)
U.S. Long Bond Futures	554	USD	70,306	Sep 2023	201,696
U.S. Ultra Bond Futures	144	USD	19,615	Sep 2023	167,275
Short
U.S. 10 Year Treasury Ultra Futures	329	USD	38,966	Sep 2023	204,661
				Net Depreciation	$(117,527)
Currency Abbreviations
EUR	Euro Dollar
IDR	Indonesian Rupiah
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value (including $25,268,795 of securities on loan)(a)	$707,849,274
Repurchase agreements, fair value(b)	26,141,532
Cash	58,306,026
Cash pledged on futures contracts	3,086
Dividends and interest receivable	6,252,829
Subscriptions receivable	9,892,399
Receivable for investments sold	332,495
Variation margin on futures contracts	531,674
Total Assets	809,309,315
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	38,752,523
Payable for other accrued fees	170,032
Payable for shareholder services fees	59,187
Payable to investment adviser	233,503
Payable upon return of securities loaned	26,141,532
Redemptions payable	748,419
Total Liabilities	66,112,508
NET ASSETS	$743,196,807
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,930,123
Paid-in capital in excess of par	820,636,970
Undistributed/accumulated deficit	(85,370,286)
NET ASSETS	$743,196,807
NET ASSETS BY CLASS
Investor Class	$300,383,781
Institutional Class	$442,813,026
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Institutional Class	295,000,000
Issued and Outstanding
Investor Class	24,268,219
Institutional Class	55,033,006
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.38
Institutional Class	$8.05
(a) Cost of investments	$757,004,158
(b) Cost of repurchase agreements	$26,141,532
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$16,932,908
Income from securities lending	70,236
Dividends	157,193
Foreign withholding tax	(3,737)
Total Income	17,156,600
EXPENSES:
Management fees	1,637,289
Shareholder services fees – Investor Class	339,957
Audit and tax fees	37,162
Custodian fees	76,916
Directors fees	16,546
Legal fees	3,881
Pricing fees	91,308
Registration fees	61,757
Shareholder report fees	12,955
Transfer agent fees	5,504
Other fees	7,394
Total Expenses	2,290,669
Less amount waived by investment adviser	221,761
Net Expenses	2,068,908
NET INVESTMENT INCOME	15,087,692
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(13,135,204)
Net realized loss on futures contracts	(2,430,889)
Net Realized Loss	(15,566,093)
Net change in unrealized appreciation on investments and foreign currency translations	17,114,878
Net change in unrealized appreciation on futures contracts	623,585
Net Change in Unrealized Appreciation	17,738,463
Net Realized and Unrealized Gain	2,172,370
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,260,062
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Multi-Sector Bond Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$15,087,692	$24,647,103
Net realized loss	(15,566,093)	(22,343,436)
Net change in unrealized appreciation (depreciation)	17,738,463	(78,213,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,260,062	(75,909,582)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,471,814)	(4,503,321)
Institutional Class	(10,610,214)	(20,325,948)
From Net Investment Income and Net Realized Gains	(14,082,028)	(24,829,269)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	252,737,795	323,750,125
Institutional Class	39,118,267	61,684,672
Shares issued in reinvestment of distributions
Investor Class	3,471,814	4,503,321
Institutional Class	10,610,214	20,325,948
Shares redeemed
Investor Class	(191,593,652)	(234,082,338)
Institutional Class	(39,670,248)	(100,750,850)
Net Increase in Net Assets Resulting from Capital Share Transactions	74,674,190	75,430,878
Total Increase (Decrease) in Net Assets	77,852,224	(25,307,973)
NET ASSETS:
Beginning of Period	665,344,583	690,652,556
End of Period	$743,196,807	$665,344,583
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	20,245,909	25,802,307
Institutional Class	4,773,307	7,178,189
Shares issued in reinvestment of distributions
Investor Class	280,664	365,412
Institutional Class	1,319,678	2,497,298
Shares redeemed
Investor Class	(15,425,599)	(18,517,808)
Institutional Class	(4,854,257)	(11,769,975)
Net Increase	6,339,702	5,555,423
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.22	0.28	0.06	0.34	(0.18)	—	(0.18)	$12.38	2.76% (d)
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
12/31/2019	$12.62	0.56	0.91	1.47	(0.22)	(0.02)	(0.24)	$13.85	11.74%
12/31/2018	$13.42	0.52	(0.93)	(0.41)	(0.32)	(0.07)	(0.39)	$12.62	(3.10%)
Institutional Class
06/30/2023 (Unaudited)	$ 8.01	0.20	0.04	0.24	(0.20)	—	(0.20)	$ 8.05	2.85% (d)
12/31/2022	$ 9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$ 8.01	(11.06%)
12/31/2021	$ 9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$ 9.44	1.16%
12/31/2020	$ 9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$ 9.98	9.49%
12/31/2019	$ 8.91	0.43	0.64	1.07	(0.27)	(0.02)	(0.29)	$ 9.69	12.16%
12/31/2018	$ 9.68	0.41	(0.67)	(0.26)	(0.44)	(0.07)	(0.51)	$ 8.91	(2.80%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2023 (Unaudited)	$300,384	1.01% (f)	0.90% (f)	4.48% (f)	49% (d)
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
12/31/2019	$185,209	0.92%	0.90%	4.18%	81%
12/31/2018	$195,275	0.91%	0.90%	3.93%	61%
Institutional Class
06/30/2023 (Unaudited)	$442,813	0.60% (f)	0.55% (f)	4.93% (f)	49% (d)
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
12/31/2019	$471,986	0.56%	0.55%	4.52%	81%
12/31/2018	$421,840	0.55%	0.55%	4.31%	61%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Multi-Sector Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2023

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 95,794,232	$ —	$ 95,794,232
Bank Loans	—	47,692,650	—	47,692,650
Corporate Bonds and Notes	—	318,256,418	11,275	318,267,693
Convertible Bonds	—	8,934,257	—	8,934,257
Foreign Government Bonds and Notes	—	22,205,576	—	22,205,576
Mortgage-Backed Securities	—	65,530,658	—	65,530,658
Municipal Bonds and Notes	—	3,678,077	—	3,678,077
U.S. Treasury Bonds and Notes	—	51,891,039	—	51,891,039
Common Stock	2,045,613	—	—	2,045,613
Convertible Preferred Stock
Energy	582,390	—	—	582,390
Financial	1,992,831	543,664	—	2,536,495
Technology	—	291,207	—	291,207
	2,575,221	834,871	—	3,410,092
Short Term Investments	—	114,540,919	—	114,540,919
Total investments, at fair value:	4,620,834	729,358,697	11,275	733,990,806
Other Financial Investments:
Futures Contracts(a)	573,632	—	—	573,632
Total Assets	$ 5,194,466	$ 729,358,697	$ 11,275	$ 734,564,438
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (691,159)	$ —	$ —	$ (691,159)
Total Liabilities	$ (691,159)	$ 0	$ —	$ (691,159)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2023

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$784,375,166
Gross unrealized appreciation on investments	3,744,782
Gross unrealized depreciation on investments	(54,246,669)
Net unrealized depreciation on investments	$(50,501,887)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.  The Fund held an average of 844 long futures contracts and an average of 266 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$573,632 (a)	Net unrealized depreciation on futures contracts	$(691,159) (a)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(2,430,889)	Net change in unrealized appreciation on futures contracts	$623,585
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2023

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$152,623	$151,895	$383,937	$221,761	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $260,524,319 and $185,914,968, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $67,492,281 and $92,800,683, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $25,268,795 and received collateral as reported on the Statement of Assets and Liabilities of $26,141,532 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Security lending transactions	Total (a)
Corporate Bonds and Notes	$18,312,070
Convertible Bonds	3,134,312
Foreign Government Bonds and Notes	192,750
U.S. Treasury Bonds and Notes	4,502,400
Total secured borrowings	$26,141,532
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“VFIA”) and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Loomis Sayles and VFIA.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed with the exception of the one-year period ended December 31, 2022, with respect to the Fund’s Investor Class - as to which the annualized returns were in the third quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with a specific ranking in the 53rd percentile of its respective performance universe.  The annualized returns of each class of the Fund for each other period reviewed were in the second or third quintile of its respective performance universe.  In addition, the Board observed that each class of the Fund outperformed its benchmark for all periods reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees, and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that, ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund to the total expense ratio of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for the Investor Class was lower than the median contractual management fee of its peer group of funds and, as to the Institutional Class, was equal to the median contractual management fee of its peer group of funds.  The Board also observed that, although the total annual operating expense ratio for the Fund’s Institutional Class was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the total annual operating expense ratio for the Fund’s Investor Class ranked in the third quintile of its peer group, with a specific ranking in the 53rd percentile. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and another bond fund managed in the same investment style as the Fund.  As to VFIA, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy.  The Board also noted VFIA’s statement that there are no comparable accounts that have a lower advisory fee than the Fund.  The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers.  The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  With respect to VFIA, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.

The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023